Balance Sheets - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Current assets
Cash and cash equivalents	$ 7,353,061	$ 2,639,650
Accounts receivable	157,058
Inventory	39,442
Prepaid expenses	370,888	521,322
Prepaid research and development-related party (Note 8)	121,983	121,983
Deferred tax asset	41,427	18,897
Total current assets	8,083,859	3,301,852
Fixed assets, net (Note 2)	29,706	57,246
Developed technology, net	780,125
Customer contracts, net	711,000
Trade names, net	79,000
Goodwill	74,000
In-process research and development	7,500,000	7,500,000
Patents, net	628,776	699,563
Long-term portion of prepaid research and development-related party (Note 8)	335,454	457,438
Deposits	4,886
Total non current assets	10,142,947	8,714,247
Total assets	18,226,806	12,016,099
Current liabilities
Accounts payable and accrued liabilities	1,196,817	649,503
Accrued liabilities-related party (Note 8)		150,000
Accrued compensation	196,503
Deferred revenue	85,714	85,714
Payable to Ampio		561,059
Notes to Ampio		4,600,000
Interest payable to Ampio		46,002
Total current liabilities	1,479,034	6,092,278
Contingent consideration	664,000
Long-term deferred revenue	425,893	511,607
Noncurrent deferred tax liability	41,427	42,807
Total liabilities	$ 2,610,354	$ 6,646,692
Commitments and contingencies (Note 5)
Stockholders' equity
Preferred Stock, par value $.0001; 50,000,000 shares authorized; none issued
Common Stock, par value $.0001; 300,000,000 shares authorized; shares issued and outstanding 14,259,681 in 2015 and 7,901,426 in 2014	$ 1,426	$ 790
Additional paid-in capital	38,996,367	16,026,554
Ampio stock subscription	(5,000,000)
Accumulated deficit	(18,381,341)	(10,657,937)
Total equity	15,616,452	5,369,407
Total liabilities and equity	$ 18,226,806	$ 12,016,099